STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employer	$ 39,557,287
Participant	113,560,056
Rollovers	12,773,919
Total contributions	165,891,262
Investment income:
Interest and dividends	10,620,701
Net appreciation in fair value of investments	158,478,954
Total investment income	169,099,655
Interest income on notes receivable from participants	3,457,831
Total additions	338,448,748
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO
Benefits paid to participants	156,075,958
Administrative expenses	1,528,082
Total deductions	157,604,040
INCREASE IN NET ASSETS	180,844,708
Beginning of year	1,030,165,595
End of year	$ 1,211,010,303